Risks (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 HKD ($)
Risks [Line Items]
Maximum potential loss of accounts receivable		$ 197,165
Loss allowance for other current assets	$ 668	166	$ 165
Interest rate	1.00%
Change in tax profit	$ 14,515	20,661	$ 27,687
Credit Risk [Member]
Risks [Line Items]
Maximum potential loss of accounts receivable	834,828
Insured cash balance in bank	102,564			$ 800,000
Loss allowance for other current assets	$ 668	$ 166
Interest Rate Risk [Member]
Risks [Line Items]
Interest rate	1.00%